Other Tax Payable	12 Months Ended
Dec. 31, 2019
Schedule Of Other Tax Payable [Abstract]
Other Tax Payable
8.	Other tax payable
The Group’s subsidiaries, VIEs and subsidiaries of VIEs incorporated in China are subject to 6% VAT for services rendered.
The following is a summary of other tax payable as of December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
	RMB	RMB
Cultural development fees	1,198	30
VAT payables	2,781	1,258
Withholding individual income taxes for employees	477	1,100
Others	428	243

Total	4,884	2,631